Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other finance receivables	¥ 29,605	¥ 37,274
Other finance receivables, impaired	20,094	19,562
Other finance receivables, allowance for credit losses	¥ 19,996	¥ 19,541